Taxes - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Applicable tax rate (as a percent)	20.40%	20.20%	22.50%
Average effective tax rate (as a percent)	18.90%	(17.10%)	27.60%
Discrete tax benefit - deferred		$ 263
Discrete tax benefit - current		36
Effect of 2022 APA on prior years	$ 0	$ (6)	$ 37
Effect of 2022 APA on current year			$ 64